Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Other Receivables [Abstract]
Schedule of other receivables
	December 31
	2017	2018
	NIS in thousands
Value added tax authorities	464	471
Receivables from IIA	1,294	375
Prepaid expenses	1,717	393
Other	68	14
	3,543	1,253